Leases - Schedule of Finance and Operating leases (Details)	12 Months Ended
	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2024 USD ($)
Liabilities
Finance lease liabilities – current	$ 45,032		$ 62,778		$ 32,961
Finance lease liabilities – non-current	80,476		73,173		58,905
Total	125,508		135,951		91,866
Less: Accumulated amortization	(135,482)		(186,084)		(99,168)
Right-of-use assets (finance lease), net	119,025		118,080		$ 87,121
Finance lease expenses
Amortization	52,031	$ 38,084	62,346
Interest of financing lease liabilities	$ 8,267	6,051	$ 8,877
Weighted average remaining lease term (Years), Finance leases	2 years 10 months 28 days		2 years 8 months 12 days		2 years 10 months 28 days
Weighted average discount rate (%), Finance leases	5.21%		5.67%		5.21%
Liabilities
Operating lease liabilities – current	$ 170,776		$ 136,566		$ 125,001
Operating lease liabilities – non-current	96,921		42,217		70,942
Total	267,697		178,783		195,943
Less: Accumulated amortization	(445,607)		(341,870)		(326,165)
Right-of-use assets (operating lease), net	271,655		177,094		$ 198,840
Operating lease expenses
Amortization	173,256	126,816	129,675	$ 117,878
Interest of operating lease liabilities	$ 6,576	$ 4,813	$ 7,157	$ 9,953
Weighted average remaining lease term (Years), Operating leases	1 year 6 months 21 days		1 year 4 months 6 days		1 year 6 months 21 days
Weighted average discount rate (%), Operating leases	3.42%		3.75%		3.42%
Motor Vehicles Under Hire Purchase [Member]
Liabilities
Right-of-use assets, net	$ 183,073		$ 230,334		$ 134,003
Leased Office Equipment [Member]
Liabilities
Right-of-use assets, net	71,434		73,830		52,286
Leasehold Buildings [Member]
Liabilities
Right-of-use assets, net	$ 717,262		$ 518,964		$ 525,005